Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Sale of electricity	$ 173,992	$ 83,034	$ 58,464
Operation of facilities	7,066	11,275	9,305
Construction services	476	3,460	1,534
Management or development fees	10,638	4,692	1,021
Revenue	$ 192,172	$ 102,461	$ 70,324